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                                  AMSOUTH FUNDS

                       SUPPLEMENT DATED AUGUST 13, 2004 TO
                CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2003

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS I SHARES PROSPECTUS DATED DECEMBER 1, 2003 OR ANY SUPPLEMENT THERETO:

AS OF AUGUST 13, 2004, UNDER THE SECTION ENTITLED "SHAREHOLDER INFORMATION," THE PARAGRAPH ON PAGE 99 OF THE PROSPECTUS IS DELETED AND REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

     PURCHASING AND ADDING TO YOUR SHARES

     The Funds value equity securities daily at their latest available sales price, or absent such a price, by reference to the latest available bid and asked prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued at the Nasdaq Official Closing Price provided by the Nasdaq each business day. For fixed income securities, the Funds use valuations furnished by pricing services approved by the Board and that use both dealer-supplied valuations and electronic and matrix techniques. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such companies. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined pursuant to procedures established by the Board ("fair value pricing"). In addition, if, between the time trading ends on a particular security and the close of customary trading on the NYSE, events occur that may materially affect the value of the security, the Funds may also value the security using fair value pricing. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board's designee instead of being determined by market prices. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Board has approved the use of FT Interactive Data Corporation to assist in determining the fair value of the Trust's foreign equity securities in the wake of certain significant events. Because some Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of those Funds' assets may change on days when you will not be able to purchase or redeem Fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

AS OF AUGUST 13, 2004, UNDER THE SECTION ENTITLED "FUND MANAGEMENT -- PORTFOLIO MANAGERS," THE SUB-SECTIONS ENTITLED "VALUE FUND", "BALANCED FUND", "BOND FUND", AND "LIMITED TERM BOND FUND", ON PAGE 95 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

     VALUE FUND - Brian B. Sullivan, CFA, has been the portfolio manager for the Value Fund since June 2004. Mr. Sullivan has been an officer of AmSouth Asset Management, Inc. (the Advisor) since 1996 and joined AmSouth Bank in 1984. Prior to serving as Director of Fixed Income for AmSouth Bank's Trust Department, Mr. Sullivan managed equity portfolios and held the position of equity research coordinator for AmSouth Bank's Trust Department. Mr.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                                                  AMFSPINST08/04

     Sullivan received his B.A. in Economics from the University of the South and his M.B.A. in Finance from Tulane University. He is a member and past president of the Alabama Society of Financial Analysts.

     BALANCED FUND - The Balanced Fund is co-managed by John P. Boston, CFA, and Brian B. Sullivan, CFA. Mr. Boston has co-managed the Fund since 1994. Mr. Sullivan has co-managed the Fund since June 2004. Mr. Sullivan has been an officer of the Advisor since 1996 and joined AmSouth Bank in 1984. Prior to serving as Director of Fixed Income for AmSouth Bank's Trust Department, Mr. Sullivan managed equity portfolios and held the position of equity research coordinator for AmSouth Bank's Trust Department. Mr. Sullivan received his B.A. in Economics from the University of the South and his M.B.A. in Finance from Tulane University. He is a member and past president of the Alabama Society of Financial Analysts. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts.

     BOND FUND - The Bond Fund is managed by John P. Boston, CFA. Mr. Boston has served as the portfolio manager for the Bond Fund since 1999. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts.

     LIMITED TERM BOND FUND - The Limited Term Bond Fund is co-managed by John
     P. Boston, CFA, and Scott M. Flurry, CFA. Mr. Boston has been the portfolio manager for the Limited Term Bond Fund since August 1995. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts. Mr. Flurry joined the Advisor in 2003 and has been a portfolio manager for the Limited Term Bond Fund since July 2004. Mr. Flurry joined AmSouth Bank's Asset Management Group in 2003 as a fixed-income portfolio manager. He manages several large institutional accounts for AmSouth Bank including AmSouth Bank's Common Trust Funds and is a member of both the Fixed-Income Strategy Group and the Asset-Allocation Committee. From 1993 to 2003, Mr. Flurry was employed by a major regional bank where he managed both equity and fixed-income portfolios. Mr. Flurry earned his B.S. in Finance from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

AS OF MAY 14, 2004, THE THIRD PARAGRAPH IN THE SUB-SECTION ENTITLED "RISK/RETURN SUMMARY - PRINCIPAL INVESTMENT STRATEGIES" ON PAGE 26 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     AMSOUTH INTERNATIONAL EQUITY FUND

     The Fund invests in the stocks of large companies in countries with developed markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Fund's assets are invested in such companies in any one country. The sub-advisor determines company size on a country or region specific basis and using primarily market capitalization. In the countries or regions authorized for investment, the sub-advisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The sub-advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Fund with respect to each country or region. As of the date of this supplement, on an aggregate basis for the Fund, the sub-advisor considers large companies to be those companies with a market capitalization of at least $669 million. This threshold will vary by country or region and will change with market conditions.

     The Fund intends to purchase securities within each applicable country or region using a market capitalization weighted approach. The sub-advisor, using this approach and its best judgment, will seek to set country or region weights based on the relative market capitalization of eligible large companies within each country or region. When investing on a market capitalization weighted basis, the sub-advisor will use a market capitalization weighted approach which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the sub-advisor determines appropriate, given market conditions. As a result, the weighting of certain countries in the Fund's portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

AS OF FEBRUARY 4, 2004, UNDER THE SECTION ENTITLED "FUND MANAGEMENT -- PORTFOLIO MANAGERS," THE SUB-SECTIONS ENTITLED "CAPITAL GROWTH FUND", AND "GOVERNMENT INCOME FUND" ON PAGE 96 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

     CAPITAL GROWTH FUND -- The Capital Growth Fund is managed by John Mark McKenzie. Mr. McKenzie has been involved in investment management since 1981, with portfolio management expertise in both equity and fixed income securities. He co-managed the Government Income Fund from 1999 to 2002 and managed it from 2003 to 2004. Mr. McKenzie was named fund manager of the Capital Growth Fund in 2004. He has been associated with the Trust Investment Department of AmSouth Bank, and banks acquired by AmSouth Bank, since 1984 and joined AmSouth Asset Management Inc. in 2003. Mr. McKenzie holds a bachelor's degree in banking and finance from the University of Mississippi, and earned his law degree from the University of Mississippi School of Law. He is a member of the Nashville Society of Financial Analysts and the Mississippi State Bar Association.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

     GOVERNMENT INCOME FUND -- The Government Income Fund is co-managed by John
     P. Boston, CFA and Michael T. Lytle, CFA. Mr. Boston and Mr. Lytle were each named co-manager of the Fund in 2004. Mr. Boston managed the Government Income Fund from 1993 to 1998 and co-managed the Fund from 1999 to 2002. He also manages the Bond Fund and the Limited Term Bond Fund and co-manages the Balanced Fund. Mr. Boston is Chief Fixed Income Officer for AmSouth Asset Management, Inc. Mr. Boston began his career in investment management with AmSouth Bank in 1988 and has been associated with the Advisor since 1996. Mr. Boston earned his B.S. degree in Finance and Political Science from the University of North Alabama. Mr. Boston received his CFA charter in 1993 and is an active member and past president of the Alabama Society of Financial Analysts. Mr. Lytle joined AmSouth Bank's Asset Management Group in 1999 and AmSouth Asset Management Inc. in 2003. He is a fixed-income portfolio manager for AmSouth Asset Management Inc., specializing in taxable fixed-income securities. Mr. Lytle earned his bachelor's degree from Berry College and is a Chartered Financial Analyst. He serves as membership chairman of the Alabama Society of Financial Analysts.

AS OF FEBRUARY 4, 2004, THE SECTION ENTITLED "DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES -- AMSOUTH SMALL CAP FUND" ON PAGE 24 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of the Fund's Class I Shares over time to that of the Russell 2000(R) Growth Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

     PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1)
     [The following table will be depicted as a bar chart in the printed supplement.]


                        1999          16.24%
                         00           18.94%
                         01          -27.66%
                        2002         -26.59%

Best quarter: 27.47% 12/31/99
Worst quarter: -20.17% 9/30/01
The Fund's total return from 1/1/03 to 9/30/03 was 21.15%.

(1) Assumes reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

  AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 2002)(1)

                                                                               Since Inception
                                                                      1 Year           (3/2/98)
Class I Shares(2)...................................................
Return Before Taxes ................................................  -26.59%          -7.34%
Return After Taxes on Distributions.................................  -26.59%          -8.00%
Return After Taxes on Distributions and Sale of Fund Shares ........  -16.33%          -5.77%
Russell 2000(R) Growth Index........................................  -30.26%          -8.14%

(1) Assumes reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) Class I Shares were first offered on 3/2/98.

AS OF FEBRUARY 4, 2004, THE SECTION ENTITLED "ADDITIONAL INVESTMENT STRATEGIES AND RISKS - BOND FUNDS - GOVERNMENT INCOME FUND" ON PAGES 81-82 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities such as GNMA, which are supported by the full faith and credit of the U.S. government, and FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury, and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

     The Fund's investments also include securities issued by (i) SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; (ii) FFCBs and the Tennessee Valley Authority, which are supported only by the credit of the issuer; and (iii) Private Export Funding Corporation, which may be guaranteed by the Export Import Bank of the U.S., an agency of the U.S.

     The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

AS OF FEBRUARY 4, 2004, THE SECTION ENTITLED "REDEMPTION FEE" ON PAGE 103 IS SUPPLEMENTED WITH THE FOLLOWING:

     REDEMPTION FEE

     Currently, the Funds impose a 2.00% redemption fee on redemptions or exchanges of Class A Shares made within 30 days of purchase ("Early Redemption Fee"). Investors were notified in the Funds' Prospectus dated December 1, 2003 that the Funds now also impose a 2.00% Early

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

     Redemption Fee on redemptions or exchanges of Class I Shares made within 30 days of purchase. Except as noted below or in the Prospectus, as of January 15, 2004, the Funds impose the Early Redemption Fee on all redemptions of Class I Shares and on exchanges of Class I Shares from accounts opened after December 1, 2003. Effective February 1, 2004, the Funds will impose the 2.00% Early Redemption Fee on all exchanges of Class I Shares.

Although the Funds will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Funds will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     -    redemptions of shares held in certain omnibus accounts
     -    retirement plans that cannot implement the redemption fee
     -    certain wire order redemptions
     - certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary)
     - redemptions from accounts that meet certain criteria established by management and approved by the Trustees


SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.